Supplemental information on oil and gas activities (Schedule of Net Proved Reserves of Oil, Condensate and Natural Gas) (Details)	12 Months Ended
	Dec. 31, 2019 MBbls MMcf	Dec. 31, 2018 MBbls MMcf	Dec. 31, 2017 MBbls MMcf
Oil And Condensates [Member]
Supplemental information on oil and gas activities [Line Items]
Proved reserves of oil, condensate and natural gas, net at the beginning	100,106.0	88,435.0	62,632.0
Proved reserves of oil, condensate and natural gas, increase decrease attributable to [abstract]
Revisions	19,731.0	8,977.0	4,321.0
Extensions and discoveries	8,107.0	8,880.0	29,047.0
Purchases of minerals in place		3,968.0
Productions	(11,342.0)	(10,154.0)	(7,565.0)
Proved reserves of oil, condensate and natural gas, net at the end	116,602.0	100,106.0	88,435.0
Oil And Condensates [Member] | Colombia [Member]
Supplemental information on oil and gas activities [Line Items]
Proved reserves of oil, condensate and natural gas, net at the beginning	74,775.0	65,499.0	37,340.0
Proved reserves of oil, condensate and natural gas, increase decrease attributable to [abstract]
Revisions	18,341.0	9,826.0	6,315.0
Extensions and discoveries	8,071.0	8,839.0	29,047.0
Purchases of minerals in place		0.0
Productions	(10,578.0)	(9,389.0)	(7,203.0)
Proved reserves of oil, condensate and natural gas, net at the end	90,609.0	74,775.0	65,499.0
Oil And Condensates [Member] | Chile [Member]
Supplemental information on oil and gas activities [Line Items]
Proved reserves of oil, condensate and natural gas, net at the beginning	3,318.0	4,143.0	6,599.0
Proved reserves of oil, condensate and natural gas, increase decrease attributable to [abstract]
Revisions	541.0	(586.0)	(2,109.0)
Extensions and discoveries	36.0	41.0	0.0
Purchases of minerals in place		0.0
Productions	(188.0)	(280.0)	(347.0)
Proved reserves of oil, condensate and natural gas, net at the end	3,707.0	3,318.0	4,143.0
Oil And Condensates [Member] | Brazil [Member]
Supplemental information on oil and gas activities [Line Items]
Proved reserves of oil, condensate and natural gas, net at the beginning	55.0	76.0	72.0
Proved reserves of oil, condensate and natural gas, increase decrease attributable to [abstract]
Revisions	4.0	(6.0)	19.0
Extensions and discoveries	0.0	0.0	0.0
Purchases of minerals in place		0.0
Productions	(11.0)	(15.0)	(15.0)
Proved reserves of oil, condensate and natural gas, net at the end	48.0	55.0	76.0
Oil And Condensates [Member] | Argentina [Member]
Supplemental information on oil and gas activities [Line Items]
Proved reserves of oil, condensate and natural gas, net at the beginning	3,498.0	0.0	0.0
Proved reserves of oil, condensate and natural gas, increase decrease attributable to [abstract]
Revisions	95.0	0.0	0.0
Extensions and discoveries	0.0	0.0	0.0
Purchases of minerals in place		3,968.0
Productions	(565.0)	(470.0)	(0.0)
Proved reserves of oil, condensate and natural gas, net at the end	3,028.0	3,498.0	0.0
Oil And Condensates [Member] | Peru [Member]
Supplemental information on oil and gas activities [Line Items]
Proved reserves of oil, condensate and natural gas, net at the beginning	18,460.0	18,717.0	18,621.0
Proved reserves of oil, condensate and natural gas, increase decrease attributable to [abstract]
Revisions	750.0	(257.0)	96.0
Extensions and discoveries	0.0	0.0	0.0
Purchases of minerals in place		0.0
Productions	(0.0)	(0.0)	(0.0)
Proved reserves of oil, condensate and natural gas, net at the end	19,210.0	18,460.0	18,717.0
Naturals gas [Member]
Supplemental information on oil and gas activities [Line Items]
Proved reserves of oil, condensate and natural gas, net at the beginning | MMcf	49,609.0	43,838.0	65,825.0
Proved reserves of oil, condensate and natural gas, increase decrease attributable to [abstract]
Revisions | MMcf	475.0	(135.0)	(13,666.0)
Extensions and discoveries | MMcf	5,681.0	6,031.0	1,187.0
Purchases of minerals in place | MMcf		10,452.0
Productions | MMcf	(11,520)	(10,577)	(9,508)
Proved reserves of oil, condensate and natural gas, net at the end | MMcf	44,245.0	49,609.0	43,838.0
Naturals gas [Member] | Colombia [Member]
Supplemental information on oil and gas activities [Line Items]
Proved reserves of oil, condensate and natural gas, net at the beginning | MMcf	2,122	0	0
Proved reserves of oil, condensate and natural gas, increase decrease attributable to [abstract]
Revisions | MMcf	621	0	0
Extensions and discoveries | MMcf	295.0	2,122	0
Purchases of minerals in place | MMcf		0
Productions | MMcf	(719)	0	0
Proved reserves of oil, condensate and natural gas, net at the end | MMcf	2,319.0	2,122	0
Naturals gas [Member] | Chile [Member]
Supplemental information on oil and gas activities [Line Items]
Proved reserves of oil, condensate and natural gas, net at the beginning | MMcf	20,767.0	20,017.0	36,300.0
Proved reserves of oil, condensate and natural gas, increase decrease attributable to [abstract]
Revisions | MMcf	(167)	544.0	(13,725)
Extensions and discoveries | MMcf	5,386.0	3,909.0	1,187.0
Purchases of minerals in place | MMcf		0
Productions | MMcf	(5,167)	(3,703)	(3,745)
Proved reserves of oil, condensate and natural gas, net at the end | MMcf	20,819.0	20,767.0	20,017.0
Naturals gas [Member] | Brazil [Member]
Supplemental information on oil and gas activities [Line Items]
Proved reserves of oil, condensate and natural gas, net at the beginning | MMcf	17,339.0	23,821.0	29,525.0
Proved reserves of oil, condensate and natural gas, increase decrease attributable to [abstract]
Revisions | MMcf	1,812.0	(679.0)	59.0
Extensions and discoveries | MMcf	0	0	0
Purchases of minerals in place | MMcf		0
Productions | MMcf	(4,279)	(5,803)	(5,763)
Proved reserves of oil, condensate and natural gas, net at the end | MMcf	14,872.0	17,339.0	23,821.0
Naturals gas [Member] | Argentina [Member]
Supplemental information on oil and gas activities [Line Items]
Proved reserves of oil, condensate and natural gas, net at the beginning | MMcf	9,381	0	0
Proved reserves of oil, condensate and natural gas, increase decrease attributable to [abstract]
Revisions | MMcf	(1,791)	0	0
Extensions and discoveries | MMcf	0	0	0
Purchases of minerals in place | MMcf		10,452
Productions | MMcf	(1,355)	(1,071)	0
Proved reserves of oil, condensate and natural gas, net at the end | MMcf	6,235.0	9,381	0